497(e)
                                                                       333-05593

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the following changes described below.


1.  CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
    ("TRUSTS")


A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ------------------------------------
    AXA Premier VIP Trust
    ------------------------------------
    MULTIMANAGER CORE BOND
    ------------------------------------
    MULTIMANAGER HEALTH CARE
    ------------------------------------
    MULTIMANAGER HIGH YIELD
    ------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ------------------------------------
    MULTIMANAGER MID CAP VALUE
    ------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ------------------------------------
    MULTIMANAGER TECHNOLOGY
    ------------------------------------

C.   AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


IM-08-32 (1/09)                   8.0/CORE              Catalog No.142026 (1/09)
8.0 Series NB/IF (AR)                                                     x02365

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.   FEE TABLE

    The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted in from the Prospectus.

    --------------------------------------------------------------------------------------------------------------------------------
                                                                            Acquired                                     Net Total
                                                                           Fund Fees     Total Annual    Fee Waivers      Annual
                                                                              and          Expenses        and/or        Expenses
                                                                            Expenses       (Before         Expense        (After
                                        Management  12b-1      Other      (Underlying      Expense       Reimburse-      Expense
    Portfolio Name                         Fees      Fees     Expenses    Portfolios)    Limitations)       ments      Limitations)
    --------------------------------------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
    --------------------------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation              0.10%     0.25%     0.17%         0.92%          1.44%          (0.19)%        1.25%
    AXA Conservative Allocation            0.10%     0.25%     0.21%         0.69%          1.25%          (0.25)%        1.00%
    AXA Conservative-Plus Allocation       0.10%     0.25%     0.19%         0.76%          1.30%          (0.20)%        1.10%
    AXA Moderate Allocation                0.10%     0.25%     0.17%         0.82%          1.34%          (0.19)%        1.15%
    AXA Moderate-Plus Allocation           0.10%     0.25%     0.17%         0.86%          1.38%          (0.18)%        1.20%
    Multimanager Core Bond                 0.53%     0.25%     0.18%           --           0.96%           0.00%         0.96%
    Multimanager Health Care               0.95%     0.25%     0.22%           --           1.42%           0.00%         1.42%
    Multimanager High Yield                0.53%     0.25%     0.18%           --           0.96%             --          0.96%
    Multimanager International Equity      0.82%     0.25%     0.21%           --           1.28%           0.00%         1.28%
    Multimanager Large Cap Core Equity     0.69%     0.25%     0.21%           --           1.15%           0.00%         1.15%
    Multimanager Large Cap Growth          0.75%     0.25%     0.24%           --           1.24%           0.00%         1.24%
    Multimanager Large Cap Value           0.72%     0.25%     0.20%           --           1.17%           0.00%         1.17%
    Multimanager Mid Cap Growth            0.80%     0.25%     0.20%           --           1.25%           0.00%         1.25%
    Multimanager Mid Cap Value             0.80%     0.25%     0.19%           --           1.24%           0.00%         1.24%
    Multimanager Small Cap Growth          0.85%     0.25%     0.24%           --           1.34%           0.00%         1.34%
    Multimanager Small Cap Value           0.85%     0.25%     0.19%           --           1.29%           0.00%         1.29%
    Multimanager Technology                0.95%     0.25%     0.22%         0.01%          1.43%           0.00%         1.43%
    --------------------------------------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    --------------------------------------------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index  0.35%     0.25%     0.14%           --           0.74%             --          0.74%
    EQ/Core Bond Index                     0.35%     0.25%     0.11%           --           0.71%             --          0.71%
    --------------------------------------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

    -----------------------------------------------------------------------------------------------------------------
                                                                                If you annuitize at the end of the
                                                                                applicable time period and select a
                                                                                non-life contingent period certain
                                        If you surrender your contract at the   annuity option with less than five
                                          end of the applicable time period                   years
    -----------------------------------------------------------------------------------------------------------------
                                          1         3         5        10         1       3         5        10
    Portfolio Name                       year     years     years     years      year    years     years     years
    -----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           $1,169    $2,040    $2,958    $5,229     N/A    $2,040    $2,958    $5,229
    AXA Conservative Allocation         $1,149    $1,981    $2,864    $5,056     N/A    $1,981    $2,864    $5,056
    AXA Conservative-Plus Allocation    $1,154    $1,997    $2,888    $5,102     N/A    $1,997    $2,888    $5,102
    AXA Moderate Allocation             $1,158    $2,009    $2,908    $5,138     N/A    $2,009    $2,908    $5,138
    AXA Moderate-Plus Allocation        $1,162    $2,021    $2,928    $5,175     N/A    $2,021    $2,928    $5,175
    -----------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                       If you do not surrender your contract
                                         at the end of the applicable time
                                                     period
    ----------------------------------------------------------------------------
                                           1        3         5        10
    Portfolio Name                        year    years     years     years
    ----------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------
    AXA Aggressive Allocation             $469   $1,440    $2,458    $5,229
    AXA Conservative Allocation           $449   $1,381    $2,364    $5,056
    AXA Conservative-Plus Allocation      $454   $1,397    $2,388    $5,102
    AXA Moderate Allocation               $458   $1,409    $2,408    $5,138
    AXA Moderate-Plus Allocation          $462   $1,421    $2,428    $5,175
--------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------------
                                                                                If you annuitize at the end of the
                                                                                applicable time period and select a
                                                                                non-life contingent period certain
                                        If you surrender your contract at the   annuity option with less than five
                                          end of the applicable time period                   years
    -----------------------------------------------------------------------------------------------------------------
                                           1          3         5        10       1        3         5        10
    Portfolio Name                        year      years     years     years    year    years     years     years
    -----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------------------------------------------------
    Multimanager Core Bond                $1,118    $1,892    $2,718    $4,785    N/A    $1,892    $2,718    $4,785
    Multimanager Health Care              $1,167    $2,034    $2,948    $5,211    N/A    $2,034    $2,948    $5,211
    Multimanager High Yield               $1,119    $1,893    $2,719    $4,787    N/A    $1,893    $2,719    $4,787
    Multimanager International Equity     $1,152    $1,991    $2,879    $5,084    N/A    $1,991    $2,879    $5,084
    Multimanager Large Cap Core Equity    $1,138    $1,951    $2,814    $4,964    N/A    $1,951    $2,814    $4,964
    Multimanager Large Cap Growth         $1,148    $1,978    $2,859    $5,047    N/A    $1,978    $2,859    $5,047
    Multimanager Large Cap Value          $1,141    $1,957    $2,825    $4,984    N/A    $1,957    $2,825    $4,984
    Multimanager Mid Cap Growth           $1,149    $1,981    $2,864    $5,056    N/A    $1,981    $2,864    $5,056
    Multimanager Mid Cap Value            $1,148    $1,978    $2,859    $5,047    N/A    $1,978    $2,859    $5,047
    Multimanager Small Cap Growth         $1,158    $2,009    $2,908    $5,138    N/A    $2,009    $2,908    $5,138
    Multimanager Small Cap Value          $1,153    $1,994    $2,884    $5,093    N/A    $1,994    $2,884    $5,093
    Multimanager Technology               $1,168    $2,037    $2,953    $5,220    N/A    $2,037    $2,953    $5,220
    -----------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    -----------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    $1,092    $1,814    $2,591    $4,545    N/A    $1,814    $2,591    $4,545
    EQ/Intermediate Government Bond
      Index                               $1,095    $1,822    $2,604    $4,569    N/A    $1,822    $2,604    $4,569
---------------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                       If you do not surrender your contract
                                         at the end of the applicable time
                                                     period
    ----------------------------------------------------------------------------
                                           1        3         5        10
    Portfolio Name                        year    years     years     years
    ----------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------
    Multimanager Core Bond                $418   $1,292    $2,218    $4,785
    Multimanager Health Care              $467   $1,434    $2,448    $5,211
    Multimanager High Yield               $419   $1,293    $2,219    $4,787
    Multimanager International Equity     $452   $1,391    $2,379    $5,084
    Multimanager Large Cap Core Equity    $438   $1,351    $2,314    $4,964
    Multimanager Large Cap Growth         $448   $1,378    $2,359    $5,047
    Multimanager Large Cap Value          $441   $1,357    $2,325    $4,984
    Multimanager Mid Cap Growth           $449   $1,381    $2,364    $5,056
    Multimanager Mid Cap Value            $448   $1,378    $2,359    $5,047
    Multimanager Small Cap Growth         $458   $1,409    $2,408    $5,138
    Multimanager Small Cap Value          $453   $1,394    $2,384    $5,093
    Multimanager Technology               $468   $1,437    $2,453    $5,220
    ----------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ----------------------------------------------------------------------------
    EQ/Core Bond Index                    $392   $1,214    $2,091    $4,545
    EQ/Intermediate Government Bond       $395   $1,222    $2,104    $4,569
      Index
    ----------------------------------------------------------------------------






Accumulator(R) is issued by and is a registered service mark of AXA Equitable
      Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas,
                               New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the following changes described below.

1.  CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    -----------------------------------
    AXA Premier VIP Trust
    -----------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    -----------------------------------
    MULTIMANAGER CORE BOND
    -----------------------------------
    MULTIMANAGER HEALTH CARE
    -----------------------------------
    MULTIMANAGER HIGH YIELD
    -----------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    -----------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    -----------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    -----------------------------------
    MULTIMANAGER LARGE CAP VALUE
    -----------------------------------
    MULTIMANAGER MID CAP GROWTH
    -----------------------------------
    MULTIMANAGER MID CAP VALUE
    -----------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    -----------------------------------
    MULTIMANAGER SMALL CAP VALUE
    -----------------------------------
    MULTIMANAGER TECHNOLOGY
    -----------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


IM-08-36 (1/09)                   7.0/7.5/CORE          Catalog No.142030 (1/09)
'07/'07.5 Series NB/IF (AR)                                              x02374

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2.  FEE TABLE

    The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted in from the Prospectus.


    ----------------------------------------------------------------------------
                                      Management      12b-1     Other
    Portfolio Name                       Fees         Fees    Expenses
    ----------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    ----------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index0.35%         0.25%     0.14%
    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    ----------------------------------------------------------------------------


    ----------------------------------------------------------------------------------------------------
                                        Acquired                                     Net Total
                                       Fund Fees     Total Annual    Fee Waivers      Annual
                                          and          Expenses        and/or        Expenses
                                        Expenses       (Before         Expense        (After
                                      (Underlying      Expense       Reimburse-      Expense
    Portfolio Name                     Portfolios)    Limitations)       ments      Limitations)
    ----------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    ----------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index  --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    ----------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)


    ----------------------------------------------------------------------------------------------------------------
                                                                              If you annuitize at the end of the
                                                                             applicable time period and select a
                                                                              non-life contingent period certain
                                      If you surrender your contract at the   annuity option with less than five
                                        end of the applicable time period                   years
    ----------------------------------------------------------------------------------------------------------------
                                          1         3         5        10        1       3         5        10
    Portfolio Name                      year     years     years     years    year    years     years     years
    ----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           $1,170    $2,045    $2,972    $5,288    N/A    $2,045    $2,972    $5,288
    AXA Conservative Allocation         $1,150    $1,987    $2,877    $5,115    N/A    $1,987    $2,877    $5,115
    AXA Conservative-Plus Allocation    $1,155    $2,002    $2,902    $5,161    N/A    $2,002    $2,902    $5,161
    AXA Moderate Allocation             $1,159    $2,014    $2,922    $5,197    N/A    $2,014    $2,922    $5,197
    ----------------------------------------------------------------------------------------------------------------


    ------------------------------------------------------------------------
                                  If you do not surrender your contract at the
                                         end of the applicable time period
    ------------------------------------------------------------------------
                                         1       3         5         10
    Portfolio Name                     year    years     years     years
    ------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------
    AXA Aggressive Allocation           $470   $1,445    $2,472    $5,288
    AXA Conservative Allocation         $450   $1,387    $2,377    $5,115
    AXA Conservative-Plus Allocation    $455   $1,402    $2,402    $5,161
    AXA Moderate Allocation             $459   $1,414    $2,422    $5,197
    ------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------------------
                                                                              If you annuitize at the end of the
                                                                             applicable time period and select a
                                                                              non-life contingent period certain
                                      If you surrender your contract at the   annuity option with less than five
                                        end of the applicable time period                   years
    ----------------------------------------------------------------------------------------------------------------
                                          1         3         5        10        1       3         5        10
    Portfolio Name                      year     years     years     years    year    years     years     years
    ----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------------------------------------------
    AXA Moderate-Plus Allocation          $1,163    $2,027    $2,942    $5,234    N/A    $2,027    $2,942    $5,234
    Multimanager Aggressive Equity        $1,124    $1,910    $2,753    $4,884    N/A    $1,910    $2,753    $4,884
    Multimanager Core Bond                $1,119    $1,897    $2,732    $4,845    N/A    $1,897    $2,732    $4,845
    Multimanager Health Care              $1,167    $2,039    $2,962    $5,270    N/A    $2,039    $2,962    $5,270
    Multimanager High Yield               $1,119    $1,898    $2,733    $4,847    N/A    $1,898    $2,733    $4,847
    Multimanager International Equity     $1,153    $1,996    $2,892    $5,143    N/A    $1,996    $2,892    $5,143
    Multimanager Large Cap Core Equity    $1,139    $1,956    $2,827    $5,023    N/A    $1,956    $2,827    $5,023
    Multimanager Large Cap Growth         $1,149    $1,984    $2,872    $5,106    N/A    $1,984    $2,872    $5,106
    Multimanager Large Cap Value          $1,141    $1,963    $2,838    $5,043    N/A    $1,963    $2,838    $5,043
    Multimanager Mid Cap Growth           $1,150    $1,987    $2,877    $5,115    N/A    $1,987    $2,877    $5,115
    Multimanager Mid Cap Value            $1,149    $1,984    $2,872    $5,106    N/A    $1,984    $2,872    $5,106
    Multimanager Small Cap Growth         $1,159    $2,014    $2,922    $5,197    N/A    $2,014    $2,922    $5,197
    Multimanager Small Cap Value          $1,154    $1,999    $2,897    $5,152    N/A    $1,999    $2,897    $5,152
    Multimanager Technology               $1,168    $2,042    $2,967    $5,279    N/A    $2,042    $2,967    $5,279
    ----------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ----------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    $1,093    $1,820    $2,604    $4,605    N/A    $1,820    $2,604    $4,605
    EQ/Intermediate Government Bond
      Index                               $1,095    $1,827    $2,617    $4,629    N/A    $1,827    $2,617    $4,629
    ----------------------------------------------------------------------------------------------------------------


    ------------------------------------------------------------------------
                                  If you do not surrender your contract at the
                                         end of the applicable time period
    ------------------------------------------------------------------------
                                         1       3         5         10
    Portfolio Name                     year    years     years     years
    ------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ------------------------------------------------------------------------
    AXA Moderate-Plus Allocation          $463   $1,427    $2,442    $5,234
    Multimanager Aggressive Equity        $424   $1,310    $2,253    $4,884
    Multimanager Core Bond                $419   $1,297    $2,232    $4,845
    Multimanager Health Care              $467   $1,439    $2,462    $5,270
    Multimanager High Yield               $419   $1,298    $2,233    $4,847
    Multimanager International Equity     $453   $1,396    $2,392    $5,143
    Multimanager Large Cap Core Equity    $439   $1,356    $2,327    $5,023
    Multimanager Large Cap Growth         $449   $1,384    $2,372    $5,106
    Multimanager Large Cap Value          $441   $1,363    $2,338    $5,043
    Multimanager Mid Cap Growth           $450   $1,387    $2,377    $5,115
    Multimanager Mid Cap Value            $449   $1,384    $2,372    $5,106
    Multimanager Small Cap Growth         $459   $1,414    $2,422    $5,197
    Multimanager Small Cap Value          $454   $1,399    $2,397    $5,152
    Multimanager Technology               $468   $1,442    $2,467    $5,279
    ------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ------------------------------------------------------------------------
    EQ/Core Bond Index                    $393   $1,220    $2,104    $4,605
    EQ/Intermediate Government Bond
      Index                               $395   $1,227    $2,117    $4,629
    ------------------------------------------------------------------------




Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                            Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

A. PORTFOLIO NAME CHANGES

   Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   ------------------------------------------------------------------------------------------------
   Existing Portfolio Name                                   New Portfolio Name
   ------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Intermediate Government Securities   EQ/Intermediate Government Bond Index
   ------------------------------------------------------------------------------------------------
   EQ/JPMorgan Core Bond                                     EQ/Core Bond Index
   ------------------------------------------------------------------------------------------------

B. PORTFOLIO SUB-ADVISER CHANGES

   Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

   -----------------------------------
   AXA Premier VIP Trust
   -----------------------------------
   MULTIMANAGER AGGRESSIVE EQUITY
   -----------------------------------
   MULTIMANAGER CORE BOND
   -----------------------------------
   MULTIMANAGER HEALTH CARE
   -----------------------------------
   MULTIMANAGER HIGH YIELD
   -----------------------------------
   MULTIMANAGER INTERNATIONAL EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP CORE EQUITY
   -----------------------------------
   MULTIMANAGER LARGE CAP GROWTH
   -----------------------------------
   MULTIMANAGER LARGE CAP VALUE
   -----------------------------------
   MULTIMANAGER MID CAP GROWTH
   -----------------------------------
   MULTIMANAGER MID CAP VALUE
   -----------------------------------
   MULTIMANAGER SMALL CAP GROWTH
   -----------------------------------
   MULTIMANAGER SMALL CAP VALUE
   -----------------------------------
   MULTIMANAGER TECHNOLOGY
   -----------------------------------

C. AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

   The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the

IM-08-40 (1/09)               06/06.5/CORE              Catalog No.142034 (1/09)
'06/'06.5 Series                                                          x02379

   Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

   The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

2. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these Portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   -----------------------------------------------------------------------------
                                        Management      12b-1     Other
   Portfolio Name                         Fees          Fees     Expenses
   -----------------------------------------------------------------------------
   AXA Premier VIP Trust:
   -----------------------------------------------------------------------------
   AXA Aggressive Allocation              0.10%         0.25%     0.17%
   AXA Conservative Allocation            0.10%         0.25%     0.21%
   AXA Conservative-Plus Allocation       0.10%         0.25%     0.19%
   AXA Moderate Allocation                0.10%         0.25%     0.17%
   AXA Moderate-Plus Allocation           0.10%         0.25%     0.17%
   Multimanager Aggressive Equity         0.59%         0.25%     0.16%
   Multimanager Core Bond                 0.53%         0.25%     0.18%
   Multimanager Health Care               0.95%         0.25%     0.22%
   Multimanager High Yield                0.53%         0.25%     0.18%
   Multimanager International Equity      0.82%         0.25%     0.21%
   Multimanager Large Cap Core Equity     0.69%         0.25%     0.21%
   Multimanager Large Cap Growth          0.75%         0.25%     0.24%
   Multimanager Large Cap Value           0.72%         0.25%     0.20%
   Multimanager Mid Cap Growth            0.80%         0.25%     0.20%
   Multimanager Mid Cap Value             0.80%         0.25%     0.19%
   Multimanager Small Cap Growth          0.85%         0.25%     0.24%
   Multimanager Small Cap Value           0.85%         0.25%     0.19%
   Multimanager Technology                0.95%         0.25%     0.22%
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index  0.35%         0.25%     0.14%
   EQ/Core Bond Index                     0.35%         0.25%     0.11%
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------
                                         Acquired                                     Net Total
                                        Fund Fees     Total Annual    Fee Waivers      Annual
                                           and          Expenses        and/or        Expenses
                                         Expenses       (Before         Expense        (After
                                       (Underlying      Expense       Reimburse-      Expense
   Portfolio Name                      Portfolios)    Limitations)       ments      Limitations)
   -----------------------------------------------------------------------------------------------
   AXA Premier VIP Trust:
   -----------------------------------------------------------------------------------------------
   AXA Aggressive Allocation              0.92%         1.44%           (0.19)%        1.25%
   AXA Conservative Allocation            0.69%         1.25%           (0.25)%        1.00%
   AXA Conservative-Plus Allocation       0.76%         1.30%           (0.20)%        1.10%
   AXA Moderate Allocation                0.82%         1.34%           (0.19)%        1.15%
   AXA Moderate-Plus Allocation           0.86%         1.38%           (0.18)%        1.20%
   Multimanager Aggressive Equity           --          1.00%              --          1.00%
   Multimanager Core Bond                   --          0.96%            0.00%         0.96%
   Multimanager Health Care                 --          1.42%            0.00%         1.42%
   Multimanager High Yield                  --          0.96%              --          0.96%
   Multimanager International Equity        --          1.28%            0.00%         1.28%
   Multimanager Large Cap Core Equity       --          1.15%            0.00%         1.15%
   Multimanager Large Cap Growth            --          1.24%            0.00%         1.24%
   Multimanager Large Cap Value             --          1.17%            0.00%         1.17%
   Multimanager Mid Cap Growth              --          1.25%            0.00%         1.25%
   Multimanager Mid Cap Value               --          1.24%            0.00%         1.24%
   Multimanager Small Cap Growth            --          1.34%            0.00%         1.34%
   Multimanager Small Cap Value             --          1.29%            0.00%         1.29%
   Multimanager Technology                0.01%         1.43%            0.00%         1.43%
   -----------------------------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------------------------
   EQ/Intermediate Government Bond Index    --          0.74%              --          0.74%
   EQ/Core Bond Index                       --          0.71%              --          0.71%
   -----------------------------------------------------------------------------------------------

3. REVISED "EXAMPLE"

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

   ---------------------------------------------------------------------------------------------------------------
                                                                                If you annuitize at the end of the
                                                                               applicable time period and select a
                                                                                non-life contingent period certain
                                        If you surrender your contract at the   annuity option with less than five
                                          end of the applicable time period                   years
   ---------------------------------------------------------------------------------------------------------------
                                           1         3         5        10       1        3         5        10
   Portfolio Name                         year     years     years     years    year    years     years     years
   ---------------------------------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ---------------------------------------------------------------------------------------------------------------
   AXA Aggressive Allocation             $1,137    $1,942    $2,789    $4,863    N/A    $1,942    $2,789    $4,863
   AXA Conservative Allocation           $1,117    $1,883    $2,694    $4,687    N/A    $1,883    $2,694    $4,687
   AXA Conservative-Plus Allocation      $1,122    $1,898    $2,719    $4,733    N/A    $1,898    $2,719    $4,733
   AXA Moderate Allocation               $1,136    $1,928    $2,747    $4,771    N/A    $1,928    $2,747    $4,771
   AXA Moderate-Plus Allocation          $1,131    $1,923    $2,759    $4,808    N/A    $1,923    $2,759    $4,808
   ---------------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------
                                         If you do not surrender your
                                                   contract
                                      at the end of the applicable time
                                                    period
   ------------------------------------------------------------------------
                                         1       3        5         10
   Portfolio Name                       year   years     years     years
   ------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ------------------------------------------------------------------------
   AXA Aggressive Allocation            $437   $1,342    $2,289    $4,863
   AXA Conservative Allocation          $417   $1,283    $2,194    $4,687
   AXA Conservative-Plus Allocation     $422   $1,298    $2,219    $4,733
   AXA Moderate Allocation              $436   $1,328    $2,247    $4,771
   AXA Moderate-Plus Allocation         $431   $1,323    $2,259    $4,808
   ------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------------------
                                                                                 If you annuitize at the end of the
                                                                                applicable time period and select a
                                                                                 non-life contingent period certain
                                         If you surrender your contract at the   annuity option with less than five
                                           end of the applicable time period                   years
   ------------------------------------------------------------------------------------------------------------------
                                           1         3         5        10        1       3         5        10
   Portfolio Name                         year     years     years     years    year    years     years     years
   ------------------------------------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   ------------------------------------------------------------------------------------------------------------------
   Multimanager Aggressive Equity        $1,091    $1,806    $2,569    $4,451    N/A    $1,806    $2,569    $4,451
   Multimanager Core Bond                $1,087    $1,793    $2,547    $4,411    N/A    $1,793    $2,547    $4,411
   Multimanager Health Care              $1,135    $1,935    $2,779    $4,845    N/A    $1,935    $2,779    $4,845
   Multimanager High Yield               $1,087    $1,794    $2,548    $4,413    N/A    $1,794    $2,548    $4,413
   Multimanager International Equity     $1,120    $1,892    $2,709    $4,715    N/A    $1,892    $2,709    $4,715
   Multimanager Large Cap Core Equity    $1,106    $1,852    $2,644    $4,593    N/A    $1,852    $2,644    $4,593
   Multimanager Large Cap Growth         $1,116    $1,880    $2,689    $4,677    N/A    $1,880    $2,689    $4,677
   Multimanager Large Cap Value          $1,109    $1,859    $2,655    $4,613    N/A    $1,859    $2,655    $4,613
   Multimanager Mid Cap Growth           $1,117    $1,883    $2,694    $4,687    N/A    $1,883    $2,694    $4,687
   Multimanager Mid Cap Value            $1,116    $1,880    $2,689    $4,677    N/A    $1,880    $2,689    $4,677
   Multimanager Small Cap Growth         $1,126    $1,911    $2,739    $4,771    N/A    $1,911    $2,739    $4,771
   Multimanager Small Cap Value          $1,121    $1,895    $2,714    $4,724    N/A    $1,895    $2,714    $4,724
   Multimanager Technology               $1,136    $1,938    $2,784    $4,854    N/A    $1,938    $2,784    $4,854
   ------------------------------------------------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   ------------------------------------------------------------------------------------------------------------------
   EQ/Core Bond Index                    $1,060    $1,715    $2,419    $4,166    N/A    $1,715    $2,419    $4,166
   EQ/Intermediate Government Bond
     Index                               $1,063    $1,723    $2,432    $4,191    N/A    $1,723    $2,432    $4,191
   ------------------------------------------------------------------------------------------------------------------



   -------------------------------------------------------------------------
                                           If you do not surrender your
                                                     contract
                                        at the end of the applicable time
                                                      period
   -------------------------------------------------------------------------
                                          1        3         5        10
   Portfolio Name                        year    years     years     years
   -------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
   -------------------------------------------------------------------------
   Multimanager Aggressive Equity        $391   $1,206    $2,069    $4,451
   Multimanager Core Bond                $387   $1,193    $2,047    $4,411
   Multimanager Health Care              $435   $1,335    $2,279    $4,845
   Multimanager High Yield               $387   $1,194    $2,048    $4,413
   Multimanager International Equity     $420   $1,292    $2,209    $4,715
   Multimanager Large Cap Core Equity    $406   $1,252    $2,144    $4,593
   Multimanager Large Cap Growth         $416   $1,280    $2,189    $4,677
   Multimanager Large Cap Value          $409   $1,259    $2,155    $4,613
   Multimanager Mid Cap Growth           $417   $1,283    $2,194    $4,687
   Multimanager Mid Cap Value            $416   $1,280    $2,189    $4,677
   Multimanager Small Cap Growth         $426   $1,311    $2,239    $4,771
   Multimanager Small Cap Value          $421   $1,295    $2,214    $4,724
   Multimanager Technology               $436   $1,338    $2,284    $4,854
   -------------------------------------------------------------------------
   EQ ADVISORS TRUST:
   -------------------------------------------------------------------------
   EQ/Core Bond Index                    $360   $1,115    $1,919    $4,166
   EQ/Intermediate Government Bond
     Index                               $363   $1,123    $1,932    $4,191
   -------------------------------------------------------------------------



  Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                             Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus. Please note the changes described below.

1.  CHANGES  TO  PORTFOLIOS  OF AXA  PREMIER  VIP  TRUST AND EQ  ADVISORS  TRUST
    ("TRUSTS")

    A. PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

    B. PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    -----------------------------------
    AXA Premier VIP Trust
    -----------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    -----------------------------------
    MULTIMANAGER CORE BOND
    -----------------------------------
    MULTIMANAGER HEALTH CARE
    -----------------------------------
    MULTIMANAGER HIGH YIELD
    -----------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    -----------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    -----------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    -----------------------------------
    MULTIMANAGER LARGE CAP VALUE
    -----------------------------------
    MULTIMANAGER MID CAP GROWTH
    -----------------------------------
    MULTIMANAGER MID CAP VALUE
    -----------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    -----------------------------------
    MULTIMANAGER SMALL CAP VALUE
    -----------------------------------
    MULTIMANAGER TECHNOLOGY
    -----------------------------------

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

IM-08-43 (1/09)                   CORE NY '04           Catalog No.142037 (1/09)
'04 NY Series                                                            x02385

2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    ----------------------------------------------------------------------
                                       Management     12b-1     Other
    Portfolio Name                       Fees          Fees    Expenses
    ----------------------------------------------------------------------
    AXA Premier VIP Trust:
    ----------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    ----------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------
    EQ/Intermediate Government Bond
      Index                              0.35%         0.25%     0.14%
    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    ----------------------------------------------------------------------

    -------------------------------------------------------------------------------------------------
                                      Acquired                                     Net Total
                                      Fund Fees   Total Annual     Fee Waivers      Annual
                                        and         Expenses          and/or        Expenses
                                      Expenses       (Before          Expense        (After
                                    (Underlying      Expense        Reimburse-      Expense
    Portfolio Name                   Portfolios)   Limitations)        ments      Limitations)
    -------------------------------------------------------------------------------------------------
    AXA Premier VIP Trust:
    -------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    -------------------------------------------------------------------------------------------------
    EQ Advisors Trust
    -------------------------------------------------------------------------------------------------
    EQ/Intermediate Government Bond Index  --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    -------------------------------------------------------------------------------------------------

3.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios (as listed above in the chart under section 1.A.) and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)

    --------------------------------------------------------------------------------------------------------------
                                                                              If you annuitize at the end of the
                                                                             applicable time period and select a
                                                                              non-life contingent period certain
                                      If you surrender your contract at the   annuity option with less than five
                                        end of the applicable time period                   years
    --------------------------------------------------------------------------------------------------------------
                                          1         3         5        10       1        3         5        10
    Portfolio Name                       year     years     years     years    year    years     years     years
    --------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------
    AXA Aggressive Allocation           $1,053    $1,686    $2,361    $3,990    N/A    $1,686    $2,361    $3,990
    AXA Conservative Allocation         $1,033    $1,627    $2,263    $3,802    N/A    $1,627    $2,263    $3,802
    AXA Conservative-Plus Allocation    $1,038    $1,643    $2,289    $3,852    N/A    $1,643    $2,289    $3,852
    AXA Moderate Allocation             $1,042    $1,655    $2,309    $3,892    N/A    $1,655    $2,309    $3,892
    AXA Moderate-Plus Allocation        $1,046    $1,668    $2,330    $3,931    N/A    $1,668    $2,330    $3,931
    Multimanager Aggressive Equity      $1,007    $1,549    $2,134    $3,551    N/A    $1,549    $2,134    $3,551
    Multimanager Core Bond              $1,002    $1,536    $2,112    $3,507    N/A    $1,536    $2,112    $3,507
    Multimanager Health Care            $1,050    $1,680    $2,350    $3,971    N/A    $1,680    $2,350    $3,971
    --------------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------
                                      If you do not surrender your contract
                                        at the end of the applicable time
                                                       period
    -----------------------------------------------------------------------
                                         1       3         5         10
    Portfolio Name                      year    years     years     years
    -----------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    -----------------------------------------------------------------------
    AXA Aggressive Allocation           $353   $1,086    $1,861    $3,990
    AXA Conservative Allocation         $333   $1,027    $1,763    $3,802
    AXA Conservative-Plus Allocation    $338   $1,043    $1,789    $3,852
    AXA Moderate Allocation             $342   $1,055    $1,809    $3,892
    AXA Moderate-Plus Allocation        $346   $1,068    $1,830    $3,931
    Multimanager Aggressive Equity      $307   $  949    $1,634    $3,551
    Multimanager Core Bond              $302   $  936    $1,612    $3,507
    Multimanager Health Care            $350   $1,080    $1,850    $3,971
    -----------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------------------------
                                                                                If you annuitize at the end of the
                                                                               applicable time period and select a
                                                                                non-life contingent period certain
                                        If you surrender your contract at the   annuity option with less than five
                                          end of the applicable time period                   years
    ----------------------------------------------------------------------------------------------------------------
                                            1         3         5        10       1        3         5        10
    Portfolio Name                         year     years     years     years    year    years     years     years
    ----------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------------------------------------------
    Multimanager High Yield               $1,002    $1,537    $2,113    $3,509    N/A    $1,537    $2,113    $3,509
    Multimanager International Equity     $1,036    $1,636    $2,278    $3,832    N/A    $1,636    $2,278    $3,832
    Multimanager Large Cap Core Equity    $1,022    $1,596    $2,211    $3,701    N/A    $1,596    $2,211    $3,701
    Multimanager Large Cap Growth         $1,032    $1,624    $2,258    $3,792    N/A    $1,624    $2,258    $3,792
    Multimanager Large Cap Value          $1,024    $1,603    $2,223    $3,724    N/A    $1,603    $2,223    $3,724
    Multimanager Mid Cap Growth           $1,033    $1,627    $2,263    $3,802    N/A    $1,627    $2,263    $3,802
    Multimanager Mid Cap Value            $1,032    $1,624    $2,258    $3,792    N/A    $1,624    $2,258    $3,792
    Multimanager Small Cap Growth         $1,042    $1,655    $2,309    $3,892    N/A    $1,655    $2,309    $3,892
    Multimanager Small Cap Value          $1,037    $1,640    $2,284    $3,842    N/A    $1,640    $2,284    $3,842
    Multimanager Technology               $1,051    $1,683    $2,356    $3,981    N/A    $1,683    $2,356    $3,981
    ----------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ----------------------------------------------------------------------------------------------------------------
    EQ/Core Bond Index                    $  976    $1,457    $1,981    $3,246    N/A    $1,457    $1,981    $3,246
    EQ/Intermediate Government
      Bond Index                          $  979    $1,465    $1,994    $3,273    N/A    $1,465    $1,994    $3,273
    ----------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                        If you do not surrender your contract
                                          at the end of the applicable time
                                                          period
    ----------------------------------------------------------------------------
                                           1       3         5         10
    Portfolio Name                        year    years     years     years
    ----------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    ----------------------------------------------------------------------------
    Multimanager High Yield               $302   $  937    $1,613    $3,509
    Multimanager International Equity     $336   $1,036    $1,778    $3,832
    Multimanager Large Cap Core Equity    $322   $  996    $1,711    $3,701
    Multimanager Large Cap Growth         $332   $1,024    $1,758    $3,792
    Multimanager Large Cap Value          $324   $1,003    $1,723    $3,724
    Multimanager Mid Cap Growth           $333   $1,027    $1,763    $3,802
    Multimanager Mid Cap Value            $332   $1,024    $1,758    $3,792
    Multimanager Small Cap Growth         $342   $1,055    $1,809    $3,892
    Multimanager Small Cap Value          $337   $1,040    $1,784    $3,842
    Multimanager Technology               $351   $1,083    $1,856    $3,981
    ----------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    ----------------------------------------------------------------------------
    EQ/Core Bond Index                    $276   $  857    $1,481    $3,246
    EQ/Intermediate Government
      Bond Index                          $279   $  865    $1,494    $3,273
    ----------------------------------------------------------------------------





Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                            Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR

o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

1.  CHANGES  TO  PORTFOLIOS  OF AXA  PREMIER  VIP  TRUST AND EQ  ADVISORS  TRUST
    ("TRUSTS")

A.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
    ----------------------------------------------------------------------------
    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

    ----------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------
    MULTIMANAGER AGGRESSIVE EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER CORE BOND
    ----------------------------------------------------------------------------
    MULTIMANAGER HEALTH CARE
    ----------------------------------------------------------------------------
    MULTIMANAGER HIGH YIELD
    ----------------------------------------------------------------------------
    MULTIMANAGER INTERNATIONAL EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP CORE EQUITY
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER LARGE CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER MID CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER MID CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER SMALL CAP GROWTH
    ----------------------------------------------------------------------------
    MULTIMANAGER SMALL CAP VALUE
    ----------------------------------------------------------------------------
    MULTIMANAGER TECHNOLOGY
    ----------------------------------------------------------------------------

ACCUMULATOR -- IN FORCE                                                   x02444

C.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.


2.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

    -----------------------------------------------------------------------
                                       Management     12b-1     Other
    Portfolio Name                       Fees          Fees    Expenses
    -----------------------------------------------------------------------
    AXA Premier VIP Trust
    -----------------------------------------------------------------------
    AXA Aggressive Allocation            0.10%         0.25%     0.17%
    AXA Conservative Allocation          0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation     0.10%         0.25%     0.19%
    AXA Moderate Allocation              0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation         0.10%         0.25%     0.17%
    Multimanager Aggressive Equity       0.59%         0.25%     0.16%
    Multimanager Core Bond               0.53%         0.25%     0.18%
    Multimanager Health Care             0.95%         0.25%     0.22%
    Multimanager High Yield              0.53%         0.25%     0.18%
    Multimanager International Equity    0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity   0.69%         0.25%     0.21%
    Multimanager Large Cap Growth        0.75%         0.25%     0.24%
    Multimanager Large Cap Value         0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth          0.80%         0.25%     0.20%
    Multimanager Mid Cap Value           0.80%         0.25%     0.19%
    Multimanager Small Cap Growth        0.85%         0.25%     0.24%
    Multimanager Small Cap Value         0.85%         0.25%     0.19%
    Multimanager Technology              0.95%         0.25%     0.22%
    -----------------------------------------------------------------------
    EQ Advisors Trust
    -----------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                         0.35%         0.25%     0.14%

    EQ/Core Bond Index                   0.35%         0.25%     0.11%
    -----------------------------------------------------------------------

    ----------------------------------------------------------------------------------------------
                                       Acquired                                    Net Total
                                       Fund Fees  Total Annual     Fee Waivers       Annual
                                          and       Expenses         and/or         Expenses
                                       Expenses     (Before          Expense        (After
                                     (Underlying    Expense        Reimburse-       Expense
    Portfolio Name                    Portfolios)  Limitations)       ments       Limitations)
    ----------------------------------------------------------------------------------------------
    AXA Premier VIP Trust
    ----------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%        1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%        1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%        1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%        1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%        1.20%
    Multimanager Aggressive Equity         --          1.00%              --          1.00%
    Multimanager Core Bond                 --          0.96%            0.00%         0.96%
    Multimanager Health Care               --          1.42%            0.00%         1.42%
    Multimanager High Yield                --          0.96%              --          0.96%
    Multimanager International Equity      --          1.28%            0.00%         1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%         1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%         1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%         1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%         1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%         1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%         1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%         1.29%
    Multimanager Technology              0.01%         1.43%            0.00%         1.43%
    ----------------------------------------------------------------------------------------------
    EQ Advisors Trust
    ----------------------------------------------------------------------------------------------
    EQ/Intermediate Government
      Bond Index                           --          0.74%              --          0.74%
    EQ/Core Bond Index                     --          0.71%              --          0.71%
    ----------------------------------------------------------------------------------------------




   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

Accumulator(R) and Income Manager(R) are issued by and are registered service marks of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Elite(SM) and Accumulator(R) Express(SM) are service marks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the
                                   Americas,
                              New York, NY 10104.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

2